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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-03826

                                AIM Sector Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31

Date of reporting period: 12/31/07

Item 1.  Schedule of Investments.

                          AIM ENERGY FUND
          Quarterly Schedule of Portfolio Holdings - December 31, 2007

AIMinvestments.com       i-ENE-QTR-1 12/07       A I M Advisors.inc.     [LOGO]

AIM ENERGY FUND

SCHEDULE OF INVESTMENTS(A)
December 31, 2007
(Unaudited)


                                                               SHARES           VALUE
                                                           --------------   --------------
DOMESTIC COMMON STOCKS--77.84%

GAS UTILITIES--2.48%

Questar Corp.                                                     900,000   $   48,690,000

INTEGRATED OIL & GAS--19.34%

ConocoPhillips                                                    683,000       60,308,900
Exxon Mobil Corp.                                                 467,000       43,753,230
Hess Corp.                                                        668,000       67,374,480
Marathon Oil Corp.                                                270,652       16,471,881
Murphy Oil Corp.                                                1,100,000       93,324,000
Occidental Petroleum Corp.                                      1,275,000       98,162,250
                                                           --------------   --------------
                                                                               379,394,741
                                                                            ==============
OIL & GAS DRILLING--6.30%

Diamond Offshore Drilling, Inc.                                   344,000       48,848,000
Hercules Offshore, Inc. (b)                                     1,350,000       32,103,000
Nabors Industries Ltd. (b)                                      1,560,000       42,728,400
                                                           --------------   --------------
                                                                               123,679,400
                                                                            ==============

OIL & GAS EQUIPMENT & SERVICES--21.40%

Baker Hughes Inc.                                                 667,000       54,093,700
BJ Services Co.                                                 1,750,000       42,455,000
Cameron International Corp. (b)                                   620,000       29,840,600
Grant Prideco, Inc. (b)                                         1,315,000       72,995,650
Halliburton Co.                                                 1,300,000       49,283,000
National-Oilwell Varco Inc. (b)                                   267,000       19,613,820
Oceaneering International, Inc.(b)                                300,000       20,205,000
Schlumberger Ltd.                                                 725,000       71,318,250
Weatherford International Ltd.(b)                                 875,000       60,025,000
                                                           --------------   --------------
                                                                               419,830,020
                                                                            ==============
OIL & GAS EXPLORATION &
  PRODUCTION--24.17%

Anadarko Petroleum Corp.                                          720,000       47,296,800
Apache Corp.                                                      741,000       79,687,140
Bill Barrett Corp. (b)                                          1,575,000       65,945,250
Continental Resources, Inc. (b)(c)                              2,015,000       52,651,950
Devon Energy Corp.                                                690,000       61,347,900
Noble Energy, Inc.                                                570,000       45,326,400
Plains Exploration & Production Co. (b)                           345,000       18,630,000
Southwestern Energy Co.                                         1,130,000       62,963,600
XTO Energy, Inc.                                                  787,500       40,446,000
                                                           --------------   --------------
                                                                               474,295,040
                                                                            ==============

OIL & GAS REFINING & MARKETING--0.38%

Valero Energy Corp.                                               105,000        7,353,150
                                                           --------------   --------------

OIL & GAS STORAGE &
  TRANSPORTATION--3.77%

Cheniere Energy, Inc. (b)                                         650,000   $   21,216,000
El Paso Corp.                                                   2,500,000       43,100,000
Williams Cos., Inc. (The)                                         270,000        9,660,600
                                                                                73,976,600
                                                                            --------------
   Total Domestic Common Stocks (Cost $1,127,115,546)                        1,527,218,951
                                                                            ==============

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS--16.49%

BRAZIL--3.52%

Petroleo Brasileiro S.A. -ADR
  (Integrated Oil & Gas)                                          600,000       69,144,000

CANADA--4.76%

Suncor Energy, Inc. (Integrated
  Oil & Gas)                                                      450,000       48,928,500
Talisman Energy Inc. (Oil & Gas
  Exploration & Production)                                     2,400,000       44,448,000

                                                                                93,376,500
                                                                            --------------
FRANCE--5.88%

Compagnie Generale de
  Geophysique-Veritas -ADR (Oil
  & Gas Equipment & Services)(b)                                  777,000       43,550,850
                                                           --------------   --------------
Total S.A. -ADR (Integrated Oil & Gas)                            870,000       71,862,000
                                                           --------------   --------------
                                                                               115,412,850
                                                                            ==============

UNITED KINGDOM--2.33%

BP PLC -ADR (Integrated Oil & Gas)                                625,000       45,731,250
 Total Foreign Common Stocks & Other Equity Interests
     (Cost $257,575,682)                                                       323,664,600
                                                                            --------------

MONEY MARKET FUNDS--5.22%

Liquid Assets Portfolio-Institutional Class(d)                 51,207,178       51,207,178
                                                           --------------   --------------
Premier Portfolio-Institutional Class(d)                       51,207,177       51,207,177
                                                           --------------   --------------
     Total Money Market Funds (Cost $102,414,355)                              102,414,355
                                                                            --------------
TOTAL INVESTMENTS--99.55%
  (Cost $1,487,105,583)                                                      1,953,297,906
                                                                            --------------
OTHER ASSETS LESS LIABILITIES--0.45%                                             8,800,712
                                                                            --------------
NET ASSETS--100.00%                                                         $1,962,098,618
                                                                            ==============

Investment Abbreviations:

ADR   --American Depositary Receipt

AIM ENERGY FUND

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)   Non-income producing security.

(c) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of December 31, 2007 represented 2.68% of the Fund's Net Assets. See Note 2.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM ENERGY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

            Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM ENERGY FUND

            Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

            Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

            The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM ENERGY FUND

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended December 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                     VALUE        PURCHASES AT   PROCEEDS FROM       VALUE          DIVIDEND
FUND                                03/31/07         COST            SALES          12/31/07         INCOME
                                 -------------   -------------   -------------    -------------   ------------
Liquid Assets Portfolio-
Institutional Class              $  20,239,843   $ 333,591,516   $(302,624,181)   $  51,207,178   $  1,521,196
                                 -------------   -------------   -------------    -------------   ------------
Premier Portfolio-
Institutional Class                 20,239,842     333,591,516    (302,624,181)      51,207,177      1,519,343
                                 =============   =============   =============    =============   ============
SUBTOTAL                         $  40,479,685   $ 667,183,032   $  05,248,362)   $ 102,414,355   $  3,040,539
                                 =============   =============   =============    =============   ============

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                     VALUE        PURCHASES AT    PROCEEDS FROM        VALUE        DIVIDEND
FUND                                03/31/07         COST            SALES           12/31/07        INCOME
                                 -------------   -------------   ---------------   ------------   -------------
Liquid Assets Portfolio-
Institutional Class              $          --   $ 423,484,379   $  (423,484,379)  $         --   $     108,372
                                 -------------   -------------   ---------------   ------------   -------------
Premier Portfolio-
Institutional Class                275,543,072     302,263,747      (577,806,819)            --         446,636
                                 =============   =============   ===============   ============   =============
      SUBTOTAL                   $ 275,543,072   $ 725,748,126   $(1,001,291,198)  $         --   $     555,008
                                 =============   =============   ===============   ============   =============

(a) Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended December 31, 2007.

                                                                           CHANGE IN
                                                                           UNREALIZED
                          VALUE        PURCHASES AT     PROCEEDS FROM     APPRECIATION       VALUE         DIVIDEND     REALIZED
                        03/31/07           COST            SALES         (DEPRECIATION)     12/31/07        INCOME       GAIN
                     -------------   ---------------  ----------------    -------------   -------------  ------------  -----------
Continental
Resources, Inc.(b)   $          --   $    35,075,386  $     (6,385,556)   $  22,339,956   $  52,651,950  $         --  $ 1,622,164
                     =============   ===============  ================    =============   =============  ============  ===========
  TOTAL INVESTMENTS
   IN AFFILIATES     $ 316,022,757   $ 1,428,006,544  $ (1,612,925,116)   $  22,339,956   $ 155,066,305  $  3,595,547  $ 1,622,164
                     =============   ===============  ================    =============   =============  ============  ===========

(b) As of December 31, 2007, security is no longer considered an affiliate of the Fund.

AIM ENERGY FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

      At December 31, 2007, there were no securities out on loan. For the nine months ended December 31, 2007, the Fund received dividends on cash collateral investments of $555,008 for securities lending transactions during the period, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2007 was $947,005,948 and $853,317,236, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities              $   479,206,611
                                                                        ---------------
Aggregate unrealized (depreciation) of investment securities                (13,648,859)
                                                                        ===============
Net unrealized appreciation of investment securities                    $   465,557,752
                                                                        ===============
Cost of investments for tax purposes is $1,487,740,154.

                          AIM FINANCIAL SERVICES FUND
          Quarterly Schedule of Portfolio Holdings - December 31, 2007

AIMinvestments.com              A I M Advisors, Inc.                     (LOGO)

AIM Financial Services Fund

SCHEDULE OF INVESTMENTS (a)
December 31, 2007
(Unaudited)

                                                           SHARES                 VALUE
                                                        -------------       ---------------
COMMON STOCKS & OTHER EQUITY INTERESTS -
  97.15%

ASSET MANAGEMENT & CUSTODY BANKS -
  11.60%

Bank of New York Mellon Corp. (The)                           237,915       $    11,600,735
                                                        -------------       ---------------
Blackstone Group L.P. (The) (b)                               157,057             3,475,672
                                                        -------------       ---------------
FBR Capital Markets Corp. (b)(c)                              419,560             4,019,385
                                                        -------------       ---------------
Federated Investors, Inc. -Class B (b)                        460,340            18,947,594
                                                        -------------       ---------------
State Street Corp.                                            120,985             9,823,982
                                                                            ---------------
                                                                                 47,867,368
                                                                            ---------------

CONSUMER FINANCE - 5.20%

Capital One Financial Corp.                                   453,694            21,441,578
                                                        -------------       ---------------
DIVERSIFIED BANKS - 6.34%

U.S. Bancorp                                                  412,193            13,083,006
                                                        -------------       ---------------
Wachovia Corp.                                                343,294            13,055,471
                                                        -------------       ---------------
                                                                                 26,138,477
                                                                            ---------------

DIVERSIFIED CAPITAL MARKETS - 1.90%

UBS A.G. - (Switzerland)                                      170,774             7,855,604
                                                        -------------       ---------------
INSURANCE BROKERS - 10.93%

Aon Corp.                                                     238,102            11,355,084
                                                        -------------       ---------------
Marsh & McLennan Cos., Inc.                                   893,687            23,655,895
                                                        -------------       ---------------
National Financial Partners
  Corp. (b)                                                   221,160            10,087,108
                                                        -------------       ---------------
                                                                                 45,098,087
                                                                            ---------------

INVESTMENT BANKING & BROKERAGE - 7.62%

Merrill Lynch & Co., Inc.                                     308,890            16,581,215
                                                        -------------       ---------------
Morgan Stanley                                                279,500            14,844,245
                                                        -------------       ---------------
                                                                                 31,425,460
                                                                            ---------------

LIFE & HEALTH INSURANCE - 2.48%

Prudential Financial, Inc.                                     28,117             2,616,006
                                                        -------------       ---------------
StanCorp Financial Group, Inc.                                150,856             7,600,125
                                                        -------------       ---------------
                                                                                 10,216,131
                                                                            ---------------

MULTI-LINE INSURANCE - 6.41%

American International Group, Inc.                            138,226             8,058,576
                                                        -------------       ---------------
Hartford Financial Services
  Group, Inc. (The)                                           210,826            18,381,919
                                                        -------------       ---------------
                                                                                 26,440,495
                                                                            ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 18.14%

Bank of America Corp.                                         420,841            17,363,900
                                                        -------------       ---------------
Citigroup Inc.                                              1,064,301            31,333,021
                                                        -------------       ---------------
JPMorgan Chase & Co.                                          598,437            26,121,775
                                                        -------------       ---------------
                                                                                74,818,696
                                                                            ---------------

PROPERTY & CASUALTY INSURANCE - 4.05%

ACE Ltd. (b)                                                  242,966       $    15,010,440
                                                        -------------       ---------------
Security Capital Assurance Ltd. (b)                           437,300             1,701,097
                                                        -------------       ---------------
                                                                                 16,711,537
                                                                            ---------------

REGIONAL BANKS - 8.60%

Fifth Third Bancorp                                           639,946            16,081,843
                                                        -------------       ---------------
Popular, Inc. (b)                                             590,000             6,254,000
                                                        -------------       ---------------
SunTrust Banks, Inc.                                          150,001             9,373,562
                                                        -------------       ---------------
Zions Bancorp. (b)                                             80,200             3,744,538
                                                        -------------       ---------------
                                                                                35,453,943
                                                                            ---------------

SPECIALIZED CONSUMER SERVICES - 1.63%

H&R Block, Inc. (b)                                           362,060             6,723,454
                                                        -------------       ---------------
SPECIALIZED FINANCE - 1.03%

Moody's Corp. (b)                                             119,386             4,262,080
                                                        -------------       ---------------
THRIFTS & MORTGAGE FINANCE - 11.22%

Fannie Mae                                                    706,542            28,247,549
                                                        -------------       ---------------
Freddie Mac                                                   247,500             8,432,325
                                                        -------------       ---------------
Hudson City Bancorp, Inc. (b)                                 639,653             9,607,588
                                                        -------------       ---------------
                                                                                 46,287,462
                                                                            ---------------

 Total Common Stocks & Other Equity
   Interests
   (Cost $377,460,422)                                                          400,740,372
                                                        -------------       ---------------

MONEY MARKET FUNDS - 2.53%

Liquid Assets Portfolio
  -Institutional Class(d)                                   5,218,622             5,218,622
                                                        -------------       ---------------
Premier Portfolio
  -Institutional Class(d)                                   5,218,621             5,218,621
                                                        -------------       ---------------
    Total Money Market Funds
     (Cost $10,437,243)                                                          10,437,243
                                                                            ---------------

TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan) - 99.68%
  (Cost $387,897,665)                                                           411,177,615
                                                                            ---------------

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS - 8.98%

Liquid Assets Portfolio
  -Institutional Class
  (Cost $37,043,141)(d)(e)                                 37,043,141            37,043,141
                                                        -------------       ---------------
TOTAL INVESTMENTS - 108.66%
  (Cost $424,940,806)                                                           448,220,756
                                                        -------------       ---------------
OTHER ASSETS LESS LIABILITIES - (8.66)%                                         (35,721,453)
                                                                            ---------------
NET ASSETS - 100.00%                                                        $   412,499,303

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)   All or a portion of this security was out on loan at December 31, 2007.

(c)   Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Financial Services Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

            Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Financial Services Fund

            Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.


D. RISKS INVOLVED IN INVESTING IN THE FUND - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

            The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if

AIM Financial Services Fund
      counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended December 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                              VALUE        PURCHASES AT     PROCEEDS FROM         VALUE
FUND                         03/31/07          COST             SALES           12/31/07      DIVIDEND INCOME
--------------------       ------------   --------------   ---------------    -------------   ---------------
Liquid Assets
Portfolio-
Institutional Class        $  5,288,995   $   58,850,362   $  (58,920,735)    $   5,218,622   $      162,867
                           ------------   --------------   --------------     -------------   --------------
Premier Portfolio-
Institutional Class           5,288,995       58,850,362      (58,920,736)        5,218,621          162,836
                           ------------   --------------   --------------     -------------   --------------
   SUBTOTAL                $ 10,577,990   $  117,700,724   $ (117,841,471)    $  10,437,243   $      325,703
                           ------------   --------------   --------------     -------------   --------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                              VALUE        PURCHASES AT     PROCEEDS FROM        VALUE
FUND                         03/31/07         COST              SALES           12/31/07      DIVIDEND INCOME *
-----------------------    ------------   --------------   ---------------   --------------   -----------------
Liquid Assets
Portfolio-
Institutional Class        $         --   $  308,768,868   $ (271,725,727)    $  37,043,141      $   34,921
                           ------------   --------------   --------------     -------------      ----------
    TOTAL INVESTMENTS
    IN AFFILIATES          $ 10,577,990   $  426,469,592   $ (389,567,198)    $  47,480,384      $  360,624
                           ------------   --------------   --------------     -------------      ----------

--------
* Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

      At December 31, 2007, securities with an aggregate value of $47,130,731 were on loan to brokers. The loans were secured by cash collateral of $48,298,692 received by the Fund and $37,043,141 subsequently invested in an affiliated money market fund and cash of $11,255,551 held by the agent. For the nine months ended December 31, 2007, the Fund received dividends on cash collateral investments of $34,921 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2007 was $33,923,457 and $143,439,474, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                                $   91,786,665
                                                                                          --------------
Aggregate unrealized (depreciation) of investment securities                                 (68,812,751)
                                                                                          --------------
Net unrealized appreciation of investment securities                                      $   22,973,914
                                                                                          ==============
Cost of investments for tax purposes is $425,246,842.

                      AIM GOLD & PRECIOUS METALS FUND FUND
          Quarterly Schedule of Portfolio Holdings - December 31, 2007

AIMinvestments.com       i-GPM-QTR-1 12/07       A I M Advisors.inc.     [LOGO]

AIM GOLD & PRECIOUS METALS FUND FUND

SCHEDULE OF INVESTMENTS(A)
December 31, 2007
(Unaudited)

                                                                 Shares          Value
                                                             -------------    -------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS--71.15%

AUSTRALIA--7.72%

BHP Billiton Ltd. -ADR
  (Diversified Metals & Mining)(b)                                 110,000    $   7,704,400
Newcrest Mining Ltd. (Gold) (c)                                    550,000       15,812,660
                                                                              -------------
                                                                                 23,517,060
                                                                              =============

CANADA--49.81%

Agnico-Eagle Mines Ltd. (Gold)                                     340,000       18,574,200
Barrick Gold Corp. (Gold)                                          357,000       15,011,850
Eldorado Gold Corp. (Gold) (d)                                   2,550,000       14,832,444
Gammon Gold, Inc. (Precious
  Metals & Minerals) (d)                                           255,100        2,040,903
Goldcorp, Inc. (Gold) (b)                                          770,000       26,126,100
Harry Winston Diamond Corp.
  (Precious Metals & Minerals)                                     200,000        6,531,146
IAMGOLD Corp. (Gold)                                             1,100,000        8,911,140
Kinross Gold Corp. (Gold) (d)                                      950,000       17,476,100
Pan American Silver Corp.
  (Precious Metals & Minerals)(d)                                  390,000       13,622,700
Teck Cominco Ltd. -Class B
  (Diversified Metals & Mining)                                    175,000        6,241,320
Western Copper Corp.
  (Diversified Metals & Mining)(d)                                 350,000          401,530
Yamana Gold Inc. (Gold)                                          1,700,000       21,998,000
                                                             -------------    -------------
                                                                                151,767,433
                                                                              =============

SOUTH AFRICA--9.50%

AngloGold Ashanti Ltd. -ADR
  (Gold) (b)                                                       150,000        6,421,500
Gold Fields Ltd. -ADR (Gold)                                       820,000       11,644,000
Impala Platinum Holdings Ltd.
  (Precious Metals & Minerals)(c)                                  320,000       10,904,692
                                                             -------------    -------------
                                                                                 28,970,192
                                                                              =============

UNITED KINGDOM--4.12%

Rio Tinto PLC (Diversified
  Metals & Mining) (c)                                             120,000       12,548,746
    Total Foreign Common Stocks &
      Other Equity Interests
      (Cost $188,839,065)                                                       216,803,431
                                                                              -------------

COMMON STOCKS & OTHER EQUITY
  INTERESTS--24.19%

DIVERSIFIED METALS & MINING--5.89%

Freeport-McMoRan Copper & Gold,
  Inc.                                                             175,000       17,927,000
                                                                              -------------

GOLD--4.57%

Newmont Mining Corp.                                               285,000       13,916,550
                                                                              -------------

INVESTMENT COMPANIES - EXCHANGE
  TRADED FUNDS--5.95%

iShares COMEX Gold Trust (b)(d)                                    100,000    $   8,244,000
streetTRACKS Gold Trust (d)                                        120,000        9,883,200
                                                             -------------    -------------
                                                                                 18,127,200
                                                                              =============

MUTUAL FUNDS--1.97%

Franco-Nevada Corp.  (Acquired
  11/30/07; Cost
  $2,959,832)(d)(e)(f)                                             194,200        2,960,783
Franco-Nevada Corp. (d)                                            200,000        3,049,210
                                                             -------------    -------------
                                                                                  6,009,993
                                                                              =============

PRECIOUS METALS & MINERALS--5. 81%
Coeur d'Alene Mines Corp. (d)                                    2,000,000        9,880,000
Hecla Mining Co. (d)                                               400,000        3,740,000
Solitario Resources Corp. (d)                                      767,000        4,090,873
                                                             -------------    -------------
                                                                                 17,710,873
                                                                              =============
     Total Common Stocks & Other Equity
      Interests
     (Cost $55,642,300)                                                          73,691,616
                                                                              =============

MONEY MARKET FUNDS--4.77%

Liquid Assets Portfolio
  -Institutional Class(g)                                        7,265,412        7,265,412
Premier Portfolio
  -Institutional Class(g)                                        7,265,412        7,265,412
                                                             -------------    -------------
    Total Money Market Funds
      (Cost $14,530,824)                                                         14,530,824
                                                                              =============

TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)--100.11%
  (Cost $259,012,189)                                                           305,025,871
                                                                              -------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
  ON LOAN

MONEY MARKET FUNDS--7.81%

Liquid Assets Portfolio
  -Institutional Class
  (Cost $23,786,380)(g)(h)                                      23,786,380       23,786,380
                                                             -------------    -------------
TOTAL INVESTMENTS--107.92%
  (Cost $282,798,569)                                                           328,812,251
                                                                              -------------
OTHER ASSETS LESS LIABILITIES--(7.92)%                                          (24,119,577)
                                                                              -------------
NET ASSETS--100.00%                                                           $ 304,692,674
                                                                              =============

Investment Abbreviations:

ADR        --American Depositary Receipt

AIM GOLD & PRECIOUS METALS FUND FUND

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)   All or a portion of this security was out on loan at December 31, 2007.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2007 was $39,266,098, which represented 12.89% of the Fund's Net Assets. See Note 1A.

(d)   Non-income producing security.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at December 31, 2007 represented 0.97% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at December 31, 2007 represented 0.97% of the Fund's Net Assets. See Note 1A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GOLD & PRECIOUS METALS FUND FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2007
(Unaudited)

NOTE 1 -- Significant Accounting Policies

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

            Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

            Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM GOLD & PRECIOUS METALS FUND FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2007
(Unaudited)

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

            The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM GOLD & PRECIOUS METALS FUND FUND

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended December 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                     VALUE        PURCHASES AT   PROCEEDS FROM       VALUE          DIVIDEND
FUND                                03/31/07         COST          SALES            12/31/07         INCOME
                                 -------------   -------------   --------------   -------------   -----------
Liquid Assets Portfolio-
Institution Class                $   6,350,961   $  42,775,388   $  (41,860,937)  $   7,265,412    $  207,575
Premier Portfolio-
Institution Class                    6,350,961      42,775,388      (41,860,937)      7,265,412       207,686
                                 -------------   -------------   --------------   -------------   -----------
SUBTOTAL                         $  12,701,922   $  85,550,776   $  (83,721,874)  $  14,530,824    $  415,261
                                 =============   =============   ==============   =============   ===========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                     VALUE        PURCHASES AT   PROCEEDS FROM       VALUE          DIVIDEND
FUND                                03/31/07         COST          SALES            12/31/07         INCOME
                                 -------------   -------------   --------------   -------------   -----------
Liquid Assets Portfolio-
Institution Class                $          --   $ 209,958,575   $ (186,172,195)  $  23,786,380   $    48,465
Premier Portfolio-
Institution$ Class                  31,671,251   $  40,693,652   $  (72,364,903)  $          --   $    28,616

SUBTOTAL                         $  31,671,251   $ 250,652,227   $ (258,537,098)  $  23,786,380   $    77,081
                                 -------------   -------------   --------------   -------------   -----------
 Total Investments
   in Affiliates                 $  44,373,173   $ 336,203,003   $ (342,258,972)  $  38,317,204   $   492,342
                                 =============   =============   ==============   =============   ===========

* Net of compensation to counterparties.

NOTE 3 -- Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

      At December 31, 2007, securities with an aggregate value of $23,020,388 were on loan to brokers. The loans were secured by cash collateral of $23,786,380 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended December 31, 2007, the Fund received dividends on cash collateral investments of $77,081 for securities lending transactions, which are net of compensation to counterparties.

AIM GOLD & PRECIOUS METALS FUND FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2007 was $81,128,178 and $82,626,778, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities              $       58,569,719
Aggregate unrealized (depreciation) of investment securities                   (13,224,086)
                                                                        ------------------
Net unrealized appreciation of investment securities                    $       45,345,633
                                                                        ==================


Cost of investments for tax purposes is $283,466,618.

                          AIM LEISURE FUND
          Quarterly Schedule of Portfolio Holdings - December 31, 2007

AIMinvestments.com       i-LEI-QTR-1 12/07        A I M Advisors.inc.     [LOGO]

AIM LEISURE FUND

SCHEDULE OF INVESTMENTS(A)
December 31, 2007
(Unaudited)

                                                 Shares         Value
                                               -----------   -----------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--73.94%

ADVERTISING--5.82%

Harte-Hanks, Inc.                                  161,050   $ 2,786,165
Omnicom Group Inc.                                 925,600    43,993,768
                                               -----------   -----------
                                                              46,779,933
                                                             ===========

APPAREL RETAIL--3.44%

Abercrombie & Fitch Co. -Class A                   346,357    27,698,169
                                               -----------   -----------
APPAREL, ACCESSORIES & LUXURY GOODS--4.52%

Carter's, Inc. (b)(c)                              530,567    10,266,472
Coach, Inc. (c)                                    295,834     9,046,604
Polo Ralph Lauren Corp.                            275,036    16,994,474
                                               -----------   -----------
                                                              36,307,550
                                                             ===========
BREWERS--1.15%

Anheuser-Busch Cos., Inc.                          176,933     9,260,673

BROADCASTING & CABLE TV--11.12%

Cablevision Systems Corp. -Class A (c)             667,193    16,346,228
CBS Corp. -Class A                                  64,550     1,726,713
CBS Corp. -Class B                                  64,700     1,763,075
Clear Channel Communications, Inc.                 241,528     8,337,547
Comcast Corp. -Class A (c)                       1,035,991    18,917,196
EchoStar Communications Corp.
  -Class A (c)                                     279,885    10,557,262
Liberty Global, Inc. -Class A(c)                    80,054     3,137,316
Liberty Global, Inc. -Series C(c)                  166,425     6,089,491
Liberty Media Corp. Capital
  -Series A (c)                                     93,088    10,843,821
Scripps Co. (E.W.) (The) -Class A(b)               137,300     6,179,873
Sinclair Broadcast Group, Inc.
  -Class A (b)                                     422,400     3,467,904
Virgin Media Inc. (b)                              118,450     2,030,233
                                               -----------   -----------
                                                              89,396,659
                                                             ===========

CASINOS & GAMING--5.34%

Harrah's Entertainment, Inc.                       126,669    11,241,874
International Game Technology                      299,940    13,176,364
MGM Mirage (c)                                     220,032    18,487,089
                                               -----------   -----------
                                                              42,905,327
                                                             ===========

CATALOG RETAIL--1.10%

Liberty Media Corp. -
  Interactive -Series A (c)                        465,444     8,880,672

COMPUTER & ELECTRONICS RETAIL--1.83%

Best Buy Co., Inc.                                 195,019    10,267,750
hhgregg, Inc. (c)                                  323,567     4,452,282

DEPARTMENT STORES--1.34%

Kohl's Corp. (c)                                   234,678   $10,748,252

DISTILLERS & VINTNERS--0.88%

Brown-Forman Corp. -Class B                         94,977     7,038,746

FOOTWEAR--3.50%

Crocs, Inc. (c)                                    498,736    18,358,472
NIKE, Inc. -Class B                                151,932     9,760,112
                                               -----------   -----------
                                                              28,118,584
                                                             ===========

GENERAL MERCHANDISE STORES--0.88%

Target Corp.                                       142,127     7,106,350

HOME ENTERTAINMENT SOFTWARE--0.42%

Electronic Arts Inc. (c)                            58,400     3,411,144

HOME IMPROVEMENT RETAIL--2.15%

Home Depot, Inc. (The)                             398,141    10,725,919
Lowe's Cos., Inc.                                  290,997     6,582,352
                                               -----------   -----------
                                                              17,308,271
                                                             ===========

HOTELS, RESORTS & CRUISE LINES--6.03%
Carnival Corp.                                     310,186    13,800,175
Marriott International, Inc.
  -Class A                                         330,485    11,295,977
Royal Caribbean Cruises Ltd. (b)                    89,384     3,793,457
Starwood Hotels & Resorts
  Worldwide, Inc.                                  445,568    19,618,359
                                               -----------   -----------
                                                              48,507,968
                                                             ===========

HYPERMARKETS & SUPER CENTERS--0.79%

Wal-Mart Stores, Inc.                              133,043     6,323,534

INTERNET SOFTWARE & SERVICES--1.53%

Google Inc. -Class A (c)                            17,815    12,318,716

INVESTMENT COMPANIES - EXCHANGE
  TRADED FUNDS--1.47%

iShares Russell 3000 Index Fund(b)                  46,568     3,936,859
iShares S&P 500 Index Fund
  (b)(d)                                            26,936     3,949,895
S&P 500 Depositary Receipts
  Trust -Series 1                                   27,039     3,953,372
                                               -----------   -----------
                                                              11,840,126
                                                             ===========

MOVIES & ENTERTAINMENT--10.86%

News Corp. -Class A                              2,033,523    41,666,886
Time Warner Inc.                                   936,500    15,461,615
Viacom Inc. -Class A (c)                           131,424     5,780,028
Viacom Inc. -Class B (c)                            95,100     4,176,792
Walt Disney Co. (The)                              626,608    20,226,906
                                               -----------   -----------
                                                              87,312,227
                                                             ===========

AIM LEISURE FUND

PUBLISHING--2.17%

Belo Corp. -Class A                                270,700   $ 4,721,008
Gannett Co., Inc.                                   77,305     3,014,895
McClatchy Co. (The) -Class A (b)                   111,700     1,398,484
McGraw-Hill Cos., Inc. (The)                       189,800     8,315,138
                                               -----------   -----------
                                                              17,449,525
                                                             ===========

RESTAURANTS--3.25%

Burger King Holdings Inc.                          263,864     7,522,763
McDonald's Corp.                                   175,440    10,335,170
Yum! Brands, Inc.                                  216,252     8,275,964
                                               -----------   -----------
                                                              26,133,897
                                                             ===========

SOFT DRINKS--1.85%

PepsiCo, Inc.                                      195,627    14,848,089

SPECIALIZED REIT's--0.74%

Felcor Lodging Trust  Inc.                         380,592     5,933,429

SPECIALTY STORES--1.76%

PetSmart, Inc.                                     599,885    14,115,294
    Total Common Stocks & Other Equity
      Interests
      (Cost $429,403,493)                                    594,463,167
                                                             -----------

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS--22.25%

BELGIUM--2.47%

Compagnie Nationale a
  Portfeuille/Nationale
  Portefeuille Maatschappij
  (Multi-Sector Holdings) (c)(e)                    19,870     1,418,606

Groupe Bruxelles Lambert S.A.
  (Multi-Sector Holdings) (c)(e)                    54,456     6,942,049
InBev N.V. (Brewers) (c)(e)                        139,535    11,490,109
                                               -----------   -----------
                                                              19,850,764
                                                             ===========

BRAZIL--1.94%

Companhia de Bebidas das
  Americas -ADR (Brewers)                          229,446    15,602,328

DENMARK--1.08%

Carlsberg A.S. -Class B
  (Brewers) (c)(e)                                  72,650     8,723,712

FRANCE--3.36%

Accor S.A. (Hotels, Resorts &
  Cruise Lines) (c)(e)                             123,463     9,774,422
JC Decaux S.A. (Advertising)
  (c)(e)                                           201,900     7,896,136
Pernod Ricard S.A. (Distillers
  & Vintners) (c)(e)                                40,560     9,324,333
                                               -----------   -----------
                                                              26,994,891
                                                             ===========

HONG KONG--1.00%

Regal Hotels International
  Holdings Ltd. (Hotels,
  Resorts & Cruise Lines) (e)                   78,278,000     6,388,333
Television Broadcasts Ltd. -ADR
  (Broadcasting & Cable TV) (d)                    138,900     1,669,134
                                               -----------   -----------
                                                               8,057,467
                                                             ===========

JAPAN--0.44%

Sony Corp. -ADR (Consumer
  Electronics)                                      64,500   $ 3,502,350

MEXICO--1.18%

Coca-Cola Femsa S.A. B. de C.V.
  -ADR (Soft Drinks)                               191,928     9,458,212

NETHERLANDS--2.88%

Heineken Holding N.V. (Brewers)
  (c)(e)                                           208,100    11,702,791
Jetix Europe N.V. (Broadcasting
  & Cable TV) (c)                                  428,476    11,442,925
                                               -----------   -----------
                                                              23,145,716
                                                             ===========

SWEDEN--0.84%

Rezidor Hotel Group A.B
  (Hotels, Resorts & Cruise
  Lines)  (Acquired 11/28/06
  Cost $10,040,570 )(c)(e)(f)                    1,133,374     6,779,004

SWITZERLAND--2.14%

Compagnie Financiere Richemont
  S.A. -Class A (Apparel,
  Accessories & Luxury Goods)(e)                   168,700    11,496,762

Pargesa Holding S.A.
  (Multi-Sector Holdings) (c)(e)                    51,509     5,714,694
                                               -----------   -----------
                                                              17,211,456
                                                             ===========

UNITED KINGDOM--4.92%

Diageo PLC (Distillers &
  Vintners) (c)(e)                                 797,446    17,037,967
InterContinental Hotels Group
  PLC (Hotels, Resorts & Cruise
  Lines) (c)(e)                                    353,765     6,163,249

WPP Group PLC (Advertising)
  (c)(e)                                         1,277,960    16,330,934
                                               -----------   -----------
                                                              39,532,150
                                                             ===========
     Total Foreign Common Stocks &
      Other Equity Interests
     (Cost $103,874,403)                                     178,858,050
                                                             ===========

MONEY MARKET FUNDS--3.87%

Liquid Assets Portfolio
  -Institutional Class(g)                       15,561,397    15,561,397
Premier Portfolio
  -Institutional Class(g)                       15,561,398    15,561,398
                                               -----------   -----------
    Total Money Market Funds
      (Cost $31,122,795)                                      31,122,795
                                                             ===========

TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)--100.06%
  (Cost $564,400,691)                                        804,444,012
                                                             ===========

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LEISURE FUND

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN


MONEY MARKET FUNDS--2.03%

Liquid Assets Portfolio
  -Institutional Class
  (Cost $16,348,625)(g)(h)                      16,348,625  $ 16,348,625

TOTAL INVESTMENTS--102.09%
  (Cost $580,749,316)                                        820,792,637

OTHER ASSETS LESS LIABILITIES--(2.09)%                       (16,783,676)
                                                            ------------
NET ASSETS--100.00%                                         $804,008,961
                                                            ============

Investment Abbreviations:

ADR     --American Depositary Receipt
REIT    --Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)   All or a portion of this security was out on loan at December 31, 2007.

(c)   Non-income producing security.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at December 31, 2007 was $5,619,029, which represented 0.70% of the Fund's Net Assets. See Note 1A.

(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2007 was $137,183,101, which represented 17.06% of the Fund's Net Assets. See Note 1A.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at December 31, 2007 represented 0.84% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LEISURE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

            Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM LEISURE FUND

            Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

            The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if

AIM LEISURE FUND
      counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended December 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE          PURCHASES AT      PROCEEDS FROM           VALUE             DIVIDEND
FUND                         03/31/07             COST              SALES             12/31/07             INCOME
-----------------------   ---------------  ----------------   -----------------   ------------------   ----------------
Liquid Assets
Portfolio-Institutional
Class                     $    25,646,576  $     68,583,225   $     (78,668,404)  $       15,561,397   $        642,483
                          ---------------  ----------------   -----------------   ------------------   ----------------
Premier
Portfolio-Institutional
Class                          25,646,577        68,583,225         (78,668,404)          15,561,398            642,647
                          ---------------  ----------------   -----------------   ------------------   ----------------
SUBTOTAL                  $    51,293,153  $    137,166,450   $    (157,336,808)  $       31,122,795   $      1,285,130
                          ===============  ================   =================   ==================   ================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE          PURCHASES AT      PROCEEDS FROM             VALUE             DIVIDEND
FUND                         03/31/07             COST              SALES               12/31/07            INCOME *
-----------------------   ---------------  ----------------   -----------------   ------------------   ----------------
Liquid Assets
Portfolio-Institutional
Class                     $             -  $    112,810,905   $     (96,462,280)  $       16,348,625   $        109,744
                          ---------------  ----------------   -----------------   ------------------   ----------------
    TOTAL INVESTMENTS
     IN AFFILIATES        $    51,293,153  $    249,977,355   $    (253,799,088)  $       47,471,420   $      1,394,874
                          ===============  ================   =================   ==================   ================

*     Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

      At December 31, 2007, securities with an aggregate value of $15,823,600 were on loan to brokers. The loans were secured by cash collateral of $16,348,625 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended December 31, 2007, the Fund received dividends on cash collateral investments of $109,744 for securities lending transactions, which are net of compensation to counterparties.

AIM LEISURE FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2007 was $106,498,371 and $155,825,187 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities    $     265,512,932
                                                              -----------------
Aggregate unrealized (depreciation) of investment securities        (33,627,907)
                                                              -----------------
Net unrealized appreciation of investment securities          $     231,885,025
                                                              =================
Cost of investments for tax purposes is $588,907,612.

                              AIM TECHNOLOGY FUND
          Quarterly Schedule of Portfolio Holdings - December 31, 2007

AIMinvestments.com              A I M Advisors, Inc.                     (LOGO)

AIM TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS(a)
December 31, 2007
(Unaudited)

                                                   SHARES             VALUE
                                                 -----------     ---------------
DOMESTIC COMMON STOCKS & OTHER
 EQUITY INTERESTS - 74.35%

APPLICATION SOFTWARE - 6.10%

Adobe Systems Inc. (b)                               623,295     $   26,633,395
                                                 -----------     --------------
Amdocs Ltd. (b)(c)                                   375,031         12,927,319
                                                 -----------     --------------
Autodesk, Inc. (b)                                   297,628         14,809,969
                                                 -----------     --------------
                                                                     54,370,683
                                                                 --------------

COMMUNICATIONS EQUIPMENT - 9.68%

Cisco Systems, Inc. (b)                              892,938         24,171,832
                                                 -----------     --------------
CommScope, Inc. (b)(c)                               244,633         12,038,390
                                                 -----------     --------------
Corning Inc.                                         420,071         10,077,503
                                                 -----------     --------------
Foundry Networks, Inc. (b)(c)                        643,859         11,280,410
                                                 -----------     --------------
Harris Corp.                                         202,000         12,661,360
                                                 -----------     --------------
Opnext, Inc. (b)                                     359,371          3,180,433
                                                 -----------     --------------
Polycom, Inc. (b)(c)                                 461,087         12,808,997
                                                 -----------     --------------
                                                                     86,218,925
                                                                 --------------

COMPUTER HARDWARE - 9.31%

Apple Inc. (b)                                       227,338         45,031,111
                                                 -----------     --------------
Dell Inc. (b)                                        440,132         10,787,635
                                                 -----------     --------------
Hewlett-Packard Co.                                  536,647         27,089,941
                                                 -----------     --------------
                                                                     82,908,687
                                                                 --------------

COMPUTER STORAGE & PERIPHERALS -
  4.13%

EMC Corp. (b)                                      1,521,621         28,195,637
                                                 -----------     --------------
Network Appliance, Inc. (b)                          345,381          8,620,710
                                                 -----------     --------------
                                                                     36,816,347
                                                                 --------------

DATA PROCESSING & OUTSOURCED
  SERVICES - 1.09%

VeriFone Holdings, Inc. (b)                          418,323          9,726,010
                                                 -----------     --------------
ELECTRONIC EQUIPMENT MANUFACTURERS -
  1.83%

Amphenol Corp. -Class A                              351,048         16,278,096
                                                 -----------     --------------
HOME ENTERTAINMENT SOFTWARE - 3.88%

Activision, Inc. (b)                                 824,210         24,479,037
                                                 -----------     --------------
Electronic Arts Inc. (b)                             171,938         10,042,898
                                                 -----------     --------------
                                                                     34,521,935
                                                                 --------------

INTERNET RETAIL - 0.61%

Amazon.com, Inc. (b)                                  58,834          5,450,382
                                                 -----------     --------------
INTERNET SOFTWARE & SERVICES - 10.04%

Akamai Technologies, Inc. (b)(c)                     262,328          9,076,549
                                                 -----------     --------------
Digital River, Inc. (b)(c)                           308,860         10,214,000
                                                 -----------     --------------
eBay Inc. (b)                                        276,737          9,184,901
                                                 -----------     --------------
Equinix, Inc. (b)(c)                                  91,828          9,281,056
                                                 -----------     --------------
Google Inc. -Class A (b)                              52,692     $   36,435,464
                                                 -----------     --------------
Omniture, Inc. (b)(c)                                456,532         15,197,950
                                                 -----------     --------------
                                                                     89,389,920
                                                                 --------------

IT CONSULTING & OTHER SERVICES -
  2.35%

Accenture Ltd. -Class A                              581,560         20,953,607
                                                 -----------     --------------
OTHER DIVERSIFIED FINANCIAL SERVICES
  - 0.98%

BlueStream Ventures L.P.
  (Acquired 08/03/00-06/05/07;
Cost $23,866,660)(b)(d)(e)(f)(g)                          --          8,751,840
                                                 -----------     --------------

SEMICONDUCTOR EQUIPMENT - 2.31%

FormFactor Inc. (b)(c)                               277,576          9,187,765
                                                 -----------     --------------
KLA-Tencor Corp. (c)                                 237,168         11,422,011
                                                 -----------     --------------
                                                                     20,609,776
                                                                 --------------

SEMICONDUCTORS - 13.68%

Broadcom Corp. -Class A (b)(c)                       762,614         19,934,730
                                                 -----------     --------------
Intersil Corp. -Class A                              790,715         19,356,703
                                                 -----------     --------------
National Semiconductor Corp. (c)                     794,079         17,977,949
                                                 -----------     --------------
Netlogic Microsystems Inc. (b)(c)                    306,288          9,862,474
                                                 -----------     --------------
NVIDIA Corp. (b)(c)                                  540,898         18,401,350
                                                 -----------     --------------
Texas Instruments Inc. (c)                           651,271         21,752,451
                                                 -----------     --------------
Xilinx, Inc. (c)                                     668,291         14,615,524
                                                 -----------     --------------
                                                                    121,901,181
                                                                 --------------

SYSTEMS SOFTWARE - 6.22%

McAfee Inc. (b)(c)                                   356,265         13,359,938
                                                 -----------     --------------
Microsoft Corp.                                      691,797         24,627,973
                                                 -----------     --------------
Oracle Corp. (b)                                     772,980         17,453,888
                                                 -----------     --------------
                                                                     55,441,799
                                                                 --------------

WIRELESS TELECOMMUNICATION SERVICES
  - 2.14%

American Tower Corp. -Class A
  (b)(c)                                             446,899         19,037,897
                                                 -----------     --------------
  Total Domestic Common Stocks &
      Other Equity Interests
      (Cost $509,534,536)                                           662,377,085
                                                                 --------------

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS - 18.18%

CANADA - 2.73%

Research In Motion Ltd.
  (Communications Equipment) (b)                     214,537         24,328,496
                                                 -----------     --------------

FINLAND - 2.57%

Nokia Oyj -ADR (Communications
  Equipment)                                         596,809         22,911,498
                                                 -----------     --------------

                                                    SHARES            VALUE
                                                 -----------     ---------------
HONG KONG - 2.00%

China Mobile Ltd. -ADR
  (Wireless Telecommunication
  Services) (c)                                      205,230     $   17,828,330
                                                 -----------     --------------
ISRAEL - 1.29%

NICE Systems Ltd. -ADR
  (Communications Equipment)
  (b)(c)                                             334,789         11,489,958
                                                 -----------     --------------
JAPAN - 2.54%

Nintendo Co., Ltd. (Home
  Entertainment Software) (h)                         37,100         22,579,751
                                                 -----------     --------------
MEXICO - 2.08%

America Movil S.A.B de C.V.
  -Series L -ADR (Wireless
  Telecommunication Services)                        301,737         18,523,634
                                                 -----------     --------------

SWITZERLAND - 1.05%

Logitech International S.A.
  (Computer Storage &
  Peripherals) (b)                                   255,836          9,373,831
                                                 -----------     --------------
TAIWAN - 3.92%

Hon Hai Precision Industry Co.,
  Ltd. (Electronic
  Manufacturing Services) (h)                      2,135,210         13,192,204
                                                 -----------     --------------
Siliconware Precision
  Industries Co. -ADR
  (Semiconductors) (c)                             1,064,042          9,459,334
                                                 -----------     --------------
Taiwan Semiconductor
  Manufacturing Co. Ltd. -ADR
  (Semiconductors) (c)                             1,233,771         12,288,359
                                                 -----------     --------------
                                                                     34,939,897
                                                                 --------------

    Total Foreign Common Stocks &
      Other Equity Interests
      (Cost $92,640,235)                                            161,975,395
                                                                 --------------

MONEY MARKET FUNDS - 8.18%

Liquid Assets Portfolio
  -Institutional Class(i)                          36,444,445        36,444,445
                                                 -----------     --------------
Premier Portfolio
  -Institutional Class(i)                          36,444,445        36,444,445
                                                 -----------     --------------
    Total Money Market Funds
     (Cost $72,888,890)                                             72,888,890
                                                                 --------------

TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan) - 100.71%
  (Cost $675,063,661)                                               897,241,370
                                                                 --------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES ON LOAN

MONEY MARKET FUNDS - 4.89%

Liquid Assets Portfolio
  -Institutional Class
  (Cost $43,533,215)(i)(j)                        43,533,215         43,533,215
                                                 -----------     --------------
TOTAL INVESTMENTS - 105.60%
  (Cost $718,596,876)                                               940,774,585
                                                                 --------------
OTHER ASSETS LESS LIABILITIES - (5.60)%                             (49,893,461)
                                                                 --------------
NET ASSETS - 100.00%                                             $  890,881,124
                                                                 --------------

Investment Abbreviations:

ADR       --   American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)   Non-income producing security.

(c)   All or a portion of this security was out on loan at December 31, 2007.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at December 31, 2007 represented 0.98% of the Fund's Net Assets. See Note 1A.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at December 31, 2007 represented 0.98% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(f) The Fund has a 6% ownership of BlueStream Ventures L.P. ("BlueStream") and BlueStream may be considered an affiliated company. The value of this security as of December 31, 2007 represented 0.98% of the Fund's Net Assets. See Note 2.

(g) The Fund has a remaining commitment of $1,105,887 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement. Security is considered venture capital.

(h) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2007 was $35,771,955, which represented 4.02% of the Fund's Net Assets. See Note 1A.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.`

AIM TECHNOLOGY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

            Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM TECHNOLOGY FUND

            Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.


D. RISKS INVOLVED IN INVESTING IN THE FUND - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

            The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if

AIM TECHNOLOGY FUND
      counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended December 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                              CHANGE IN
                                                                             UNREALIZED
                            VALUE       PURCHASES AT      PROCEEDS FROM     APPRECIATION         VALUE         DIVIDEND
FUND                      03/31/07          COST              SALES         (DEPRECIATION)     12/31/07         INCOME
-------------------    -------------   --------------   ----------------   ---------------   -------------    -----------
Liquid Assets
 Portfolio-
Institutional Class    $  12,325,340   $  125,863,745   $  (101,744,640)      $         --   $ 36,444,445      $  396,922
                       -------------   --------------   ---------------    ---------------   ------------     -----------
Premier Portfolio-
Institutional Class       12,325,340      125,863,745      (101,744,640)                --     36,444,445         397,518
                       -------------   --------------   ---------------    ---------------   ------------     -----------
   SUBTOTAL            $  24,650,680   $  251,727,490   $  (203,489,280)      $         --   $ 72,888,890      $  794,440
                       -------------   --------------   ---------------    ---------------   ------------     -----------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                             CHANGE IN
                                                                             UNREALIZED
                          VALUE         PURCHASES AT      PROCEEDS FROM     APPRECIATION         VALUE         DIVIDEND
FUND                     03/31/07           COST             SALES         (DEPRECIATION)      12/31/07        INCOME *
-------------------    -------------   --------------   ----------------   ---------------   -------------    -----------
Liquid Assets
 Portfolio-
Institutional Class    $         --    $  469,642,579   $  (426,109,364)   $            --   $  43,533,215     $   73,764
                       ------------    --------------   ---------------    ---------------   -------------    -----------
Premier Portfolio-
Institutional Class      19,349,479        90,940,029      (110,289,508)                --              --         96,371
                       ------------    --------------   ---------------    ---------------   -------------    -----------
   SUBTOTAL            $ 19,349,479    $  560,582,608   $  (536,398,872)      $         --   $  43,533,215     $  170,135
                       ------------    --------------   ---------------    ---------------   -------------    -----------

-----------
* Net of compensation to counterparties.

AIM TECHNOLOGY FUND

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended December 31, 2007.

                                                                                   CHANGE IN
                                                                                   UNREALIZED
                                 VALUE        PURCHASES AT     PROCEEDS FROM      APPRECIATION         VALUE         DIVIDEND
                                03/31/07          COST             SALES         (DEPRECIATION)      12/31/07         INCOME
                            --------------   --------------   ----------------   ---------------   -------------   ------------
Bluestream Ventures L.P.
     TOTAL INVESTMENTS      $   12,207,471   $   1,105,887    $             --   $   (4,561,518)   $   8,751,840   $         --
                            --------------   -------------    ----------------   --------------    -------------   ------------
       IN AFFILIATES        $   56,207,630   $ 813,415,985    $   (739,888,152)  $   (4,561,518)   $ 125,173,945   $    964,575
                            --------------   -------------    ----------------   --------------    -------------   ------------

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

      At December 31, 2007, securities with an aggregate value of $42,169,311 were on loan to brokers. The loans were secured by cash collateral of $43,533,215 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended December 31, 2007, the Fund received dividends on cash collateral investments of $170,135 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2007 was $862,444,871 and $1,039,776,541, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                                 $   249,635,528
                                                                                           ---------------
Aggregate unrealized (depreciation) of investment securities                                   (25,083,414)
                                                                                           ---------------
Net unrealized appreciation of investment securities                                       $   224,552,114
                                                                                           ===============
Cost of investments for tax purposes is $716,222,471.

                          AIM UTILITIES FUND
          Quarterly Schedule of Portfolio Holdings - December 31, 2007

AIMinvestments.com       i-UTI-QTR-1 12/07        A I M Advisors.inc.     [LOGO]

AIM Utilities Fund

SCHEDULE OF INVESTMENTS(A)
December 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------     ------------
COMMON STOCKS--94.51%

ELECTRIC UTILITIES--36.12%

Duke Energy Corp.                                       750,000     $ 15,127,500
E.ON A.G.  (Germany)(b)                                  65,000       13,775,690
Edison International                                    290,000       15,477,300
Enel S.p.A.  (Italy)(b)                                 500,000        5,890,633
Entergy Corp.                                           160,000       19,123,200
Exelon Corp.                                            250,000       20,410,000
FirstEnergy Corp.                                       180,000       13,021,200
FPL Group, Inc.                                         255,000       17,283,900
Pepco Holdings, Inc.                                    360,000       10,558,800
Portland General Electric Co.                           230,000        6,389,400
PPL Corp.                                               280,000       14,585,200
Southern Co.                                            140,000        5,425,000
                                                     ----------     ------------
                                                                     157,067,823
                                                                    ============

GAS UTILITIES--8.61%

AGL Resources Inc.                                      270,000       10,162,800
Equitable Resources, Inc.                               225,000       11,988,000
Questar Corp.                                           283,000       15,310,300
                                                                      37,461,100
                                                                    ------------

INDEPENDENT POWER PRODUCERS & Energy
  TRADERS--5.97%

Constellation Energy Group                               97,000        9,945,410
NRG Energy, Inc. (c)                                    370,000       16,035,800
                                                     ----------     ------------
                                                                      25,981,210
                                                                    ============
INTEGRATED TELECOMMUNICATION
  SERVICES--11.92%

Alaska Communications Systems
  Group Inc.                                            855,878       12,838,170
AT&T Inc.                                               570,000       23,689,200
Verizon Communications Inc.                             350,000       15,291,500
                                                     ----------     ------------
                                                                      51,818,870
                                                                    ============

MULTI-UTILITIES--21.31%

Ameren Corp.                                            180,000        9,757,800
CMS Energy Corp.                                        570,000        9,906,600
Dominion Resources, Inc.                                260,000       12,337,000
National Grid PLC  (United
  Kingdom)(b)                                           570,000        9,406,410
OGE Energy Corp.                                         75,000        2,721,750
PG&E Corp.                                              255,000       10,987,950
SCANA Corp.                                              70,000        2,950,500
Sempra Energy                                           245,000       15,160,600
Veolia Environnement
  (France)(b)                                           110,000        9,971,622
Xcel Energy, Inc.                                       420,000        9,479,400
                                                     ----------     ------------
                                                                      92,679,632
                                                                    ============
OIL & GAS STORAGE &
  TRANSPORTATION--9.67%

El Paso Corp.                                           845,000     $ 14,567,800
Spectra Energy Corp.                                    400,000       10,328,000
Williams Cos., Inc. (The)                               479,000       17,138,620
                                                     ----------     ------------
                                                                      42,034,420
                                                                    ============
WIRELESS TELECOMMUNICATION
  SERVICES--0.91%

Sprint Nextel Corp.                                     300,000        3,939,000
                                                     ----------     ------------
    Total Common Stocks
      (Cost $279,078,892)                                            410,982,055
                                                                    ============


MONEY MARKET FUNDS--5.18%

Liquid Assets Portfolio
  -Institutional Class(d)                            11,269,247       11,269,247
Premier Portfolio
  -Institutional Class(d)                            11,269,247       11,269,247
     Total Money Market Funds
      (Cost $22,538,494)                                              22,538,494
                                                                    ------------
TOTAL INVESTMENTS--99.69%
  (Cost $301,617,386)                                                433,520,549
                                                                    ------------
OTHER ASSETS LESS LIABILITIES--0.31%                                  1,361,114
                                                                    ------------
NET ASSETS--100.00%                                                 $434,881,663
                                                                    ============

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2007 was $39,044,355, which represented 8.98% of the Fund's Net Assets. See Note 1A.

(c)   Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.            1

AIM UTILITIES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

            Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM UTILITIES FUND

A. SECURITY VALUATIONS (CONTINUED) -- Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

            The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be

AIM UTILITIES FUND

F. FOREIGN CURRENCY CONTRACTS(CONTINUED)- in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended December 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

Investments of Daily Available Cash Balances:

                                     VALUE        PURCHASES AT   PROCEEDS FROM       VALUE          DIVIDEND
FUND                                03/31/07         COST            SALES          12/31/07         INCOME
                                 -------------   -------------   -------------    -------------   -------------
Liquid Assets
Portfolio-Institutional Class    $  10,637,280   $  52,772,304   $ (52,140,337)   $  11,269,247   $     254,136
                                 -------------   -------------   -------------    -------------   -------------
Premier Portfolio-
Institutional Class                 10,637,280      52,772,304     (52,140,337)      11,269,247         254,150
                                 =============   =============   =============    =============   =============
   SUBTOTAL                      $  21,274,560   $ 105,544,608   $(104,280,674)   $  22,538,494   $     508,286
                                 =============   =============   =============    =============   =============

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                     VALUE        PURCHASES AT   PROCEEDS FROM       VALUE          DIVIDEND
FUND                                03/31/07         COST            SALES          12/31/07         INCOME*
                                 -------------   -------------   -------------    -------------   -------------
Liquid Assets
Portfolio-Institutional Class    $          --   $   4,886,438   $  (4,886,438)   $          --   $       3,583
Premier Portfolio-
Institutional Class                 23,229,940      14,127,964     (37,357,904)              --         132,664
                                 =============   =============   =============    =============   =============
   SUBTOTAL                      $  23,229,940   $  19,014,402   $ (42,244,342)   $          --   $     136,247
                                 =============   =============   =============    =============   =============
     TOTAL INVESTMENTS
      IN AFFILIATES              $  44,504,500   $ 124,559,010   $(146,525,016)   $  22,538,494   $     644,533
                                 =============   =============   =============    =============   =============

*     Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

      At December 31, 2007, there were no securities on loan. For the nine months ended December 31, 2007, the Fund received dividends on cash collateral investments of $136,247 for securities lending transactions during the period, which are net of compensation to counterparties.

AIM UTILITIES FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2007 was $74,609,253 and $73,780,557, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities              $   132,933,489
Aggregate unrealized (depreciation) of investment securities                (1,637,021)
                                                                        ---------------
Net unrealized appreciation of investment securities                    $   131,296,468
                                                                        ===============
Cost of investments for tax purposes is $302,224,081.

Item 2. Controls and Procedures.

     (a) As of December 17, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 17, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: February 29, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: February 29, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: February 29, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.